GOODWILL (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
GOODWILL
Goodwill, gross (Note 11)	$ 20,876,787	$ 5,184,036
Less: impairment	(3,376,186)	(1,807,850)
Goodwill, net	$ 17,500,601	$ 3,376,186